BUSINESS ACQUISITIONS (Tables 2)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Schedule of Business Acquisitions and purchase price
Fair value of common stock issued to Semprae shareholders, net of shares to be returned from escrow	$900,909
Fair value of royalty	308,273
Net purchase price consideration	$1,209,182

Schedule of Assets Acquired and Liabilities Assumed

Cash	$3,749
Accounts receivable	78,445
Inventory	180,441
Prepaid expenses	16,362
Property and equipment	78,973
Customer contracts	611,119
Patents	99,894
Trademarks	160,278
Goodwill	429,225
Accounts Payable	(105,804)
Debt	(343,500)

Net Purchase Price Consideration	$1,209,182

NovalereMember
Schedule of Business Acquisitions and purchase price

The total fair market value of the considerations issued and to be issued for the transaction are as follows:

	Shares	FMV
Closing Consideration Shares	12,947,657	$2,071,625
ANDA Consideration Shares	12,947,655	1,657,300
Total	25,895,312	$3,728,925

Based on the assumptions, the fair market value of the Earn Out Payments was determined to be $1,205,000. The preliminary fair values of the future earn out payments was determined by applying the income approach, using several significant unobservable inputs for projected cash flows and a discount rate. These inputs are considered Level 3 inputs under the fair value measurements and disclosure guidance.

The total purchase price is summarized as follows:
Cash Consideration	$43,124
Common Stock issued at closing	2,071,625
ANDA Consideration Shares	1,657,300
Fair Market Value of Future Earn Out Payments	1,205,000
Total	$4,977,049

Schedule of Assets Acquired and Liabilities Assumed
Cash	$43,124
Prepaid expenses and other current assets	25,906
Total Tangible Assets	69,030

Product rights and related Manufacturing agreement	4,681,000
Trademarks	150,000
Total identifiable Intangible Assets	4,831,000

Goodwill	120,143
Total Acquired Assets	5,020,173

Other current liabilities	(43,124)
Total Assumed Liabilities	(43,124)

Acquired Assets Net of Assumed Liabilities	$4,977,049

Schedule of ProForma information
	Six Months Ended June 30, 2015		Six Months Ended June 30, 2014
	As Reported	Pro Form (unaudited)	As Reported	Pro Forma (unaudited)
Revenue	$380,325	$380,325	$279,872	$289,732
Net Loss	$(2,366,031)	$(2,682,161)	$2,525,029	$(4,139321)
Loss per Common Share-basic and diluted	$(0.06)	$(0.07)	$(0.11)	$(0.11)
Shares used in computed net loss per common share	37,909,664	40,413,334	23,191,829	36,139,486